FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE 19809

(Address of principal executive offices) (Zip Code)

Brian Kindelan

100 Bellevue Parkway, Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year-end: September 30

Date of reporting period: 10/1/2004-6/30/2005

=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C ===============

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M ===============

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

=============== BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S ===============

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By	/s/ Henry Gabbay
Henry Gabbay, Principal Executive Officer

Date August 26, 2005